GENERAL	12 Months Ended
Dec. 31, 2021
GENERAL
GENERAL

PERUSAHAAN PERSEROAN (PERSERO)

PT TELEKOMUNIKASI INDONESIA Tbk. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2020 and 2021

For Each of the Three Years in Period Ended December 31, 2021

(Amounts in the tables expressed in billion of Indonesian Rupiah, unless otherwise stated)

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk. (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies which was published in State Gazette No. 52 dated April 3, 1884.

In 1991, the status of the Company was changed into a state-owned limited liability corporation (“Persero”) based on Government Regulation No. 25/1991. The ultimate parent of the Company is the Government of the Republic of Indonesia (the “Government”) (Notes 1c and 23).

The Company was established based on notarial deed No. 128 dated September 24, 1991 of Imas Fatimah, S.H. The deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2-6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Company's Articles of Association have been amended several times, the latest amendments made is in relation to:

i.	The implementation of the Financial Services Authority Regulation No. 15/POJK.04/2020 on The Planning and Holding of the General Meetings of Public Companies.
ii.	The Company’s need to make adjustments to the Articles of Association with the provisions in the Financial Services Authority Regulation No. 16/POJK.04/2020 on The Implementation of Public Companies’ Shareholders’ General Meetings Electronically and No. 14/POJK.04/2019 on Addition to Capital of Listed Companies by Granting Pre-emptive Rights.
iii.	The Company’s need to make adjustments to its business activities in the Articles of Association with the Standard Classification of Indonesian Business Fields in 2020.

Amendments to the Articles of Association as stated in the Notary Deed of Ashoya Ratam, S.H., M.Kn. No. 35 dated June 18, 2021, the amendment has been received and approved by the Minister of Law and Human Rights of the Republic of Indonesia (“MoLHR”) based on letter No. AHU-AH.01.03-0426883 dated July 9, 2021, concerning Acceptance of Notification of Amendment to the Company's Articles of Association (Persero) PT Telekomunikasi Indonesia Tbk. and the Decree of the MoLHR No. AHU-0038942.AH.01.02, 2021 dated July 9, 2021, concerning Approval of Amendment to the Articles of Association of the Limited Liability Company (Persero) PT Telekomunikasi Indonesia Tbk.

In accordance with Article 3 of the Company’s Articles of Association, the scope of its activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company by applying the Limited Liability Company principle. In regard to achieving its objectives, the Company is involved in the following activities:

i.   Main business:

(a)  Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with prevailing laws and regulations.

(b)  Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with prevailing laws and regulations.

(c)  Investing including in the form of equity capital in other companies in line with and to achieve the purposes and objectives of the Company.

ii.   Supporting business:

(a)	Providing payment transactions and money transferring services through telecommunications and information networks.
(b)	Performing other activities and undertakings in connection with the optimization of the Company’s resources, which among others, include the utilization of the Company’s property and equipment and movable assets, information systems, education and training, and repairs and maintenance facilities.
(c)	Collaborating with other parties in order to optimize the information, communication or technology resources owned by other parties as service provider in information, communication and technology industry, as to achieve the purposes and objectives of the Company.

The Company’s head office is located at Jalan Japati No. 1, Bandung, West Java.

The Company was granted several networks and/or services provision licenses by the Government which are valid for an unlimited period of time as long as the Company complies with prevailing laws and regulations and fulfills the obligation stated in those licenses. For every license issued by the Ministry of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), which replaced the previous Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprise information such as network development progress, service quality standard achievement, numbers of customers, license payment, and universal service contribution, while for internet telephone services for public purpose, internet interconnection service, and internet access service, there is additional information required such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of services	Grant date/latest renewal date
License of electronics money issuer	Bank Indonesia License No. 11/432/DASP	Electronics money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/ 12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/ 16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/ 2018	Interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/ 02/2020	Data communication system services	August 3, 2020
License to operate circuit switched based local fixed line network	449/KEP/M.KOMINFO/ 02/2020	Circuit switched based local fixed line network	September 22, 2020
License to operate IPTV service provider	022/KEP/M.KOMINFO/ 2021	IPTV service provider	February 25, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/02/ 2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/ 02/2021	Fixed international and basic telephone services network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/ 02/2021	Fixed closed network	December 9, 2021

b.   Company’s Board of Commissioners, Directors, Audit Committee, Corporate Secretary, and Internal Audit

i.     Board of Commissioners and Directors

Based on resolutions made at AGM of Stockholders of the Company as covered by notarial deed No. 34 and No. 12 of Ashoya Ratam., S.H., M.Kn., dated June 18, 2021 and July 10, 2020, the composition of the Company’s Boards of Commissioners and Directors as of December 31 2020 and 2021, respectively, were as follows:

	2020	2021
President Commissioner/ Independent Commissioner	Rhenald Kasali	Bambang Permadi Soemantri Brojonegoro
Commissioner	Alex Denni	Arya Mahendra Sinulingga
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Ahmad Fikri Assegaf	Isa Rachmatarwata
Commissioner	Ismail	Ismail
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Independent Commissioner	Marsudi Wahyu Kisworo	Bono Daru Adji
Independent Commissioner	Wawan Iriawan	Wawan Iriawan
Independent Commissioner	Chandra Arie Setiawan	Abdi Negara Nurdin
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Finance and Risk Management*	Heri Supriadi	Heri Supriadi
Director of Digital Business	Muhammad Fajrin Rasyid	Muhamad Fajrin Rasyid
Director of Strategic Portfolio	Budi Setyawan Wijaya	Budi Setyawan Wijaya
Director of Enterprise and Business Service	Edi Witjara	Edi Witjara
Director of Wholesale and International Services	Dian Rachmawan	Bogi Witjaksono
Director of Human Capital Management	Afriwandi	Afriwandi
Director of Network, Information Technology and Solution	Herlan Wijanarko	Herlan Wijanarko
Director of Consumer Service	FM Venusiana R	FM Venusiana R
*	The nomenclature of the Director of Finance and Risk Management was determined at the AGM for the year 2020, changing the previous nomenclature, the Director of Finance.

ii.    Audit Committee, Corporate Secretary, and Internal Audit

The composition of the Company’s Audit Committee, Corporate Secretary, and Internal Audit as of December 31, 2020 and 2021, were as follows:

	2020	2021
Chairman	Chandra Arie Setiawan	Bono Daru Adji
Member	Marsudi Wahyu Kisworo	Bambang Permadi Soemantri Brojonegoro
Member	Wawan Iriawan	Wawan Iriawan
Member	Marcelino Rumambo Pandin	Abdi Negara Nurdin
Member	Emmanuel Bambang Suyitno	Emmanuel Bambang Suyitno
Member	Sarimin Mietra Sardi	Edy Sihotang
Member	Ahmad Fikri Assegaf	—
Corporate Secretary	Andi Setiawan	Andi Setiawan
Internal Audit	Harry Suseno Hadisoebroto	Harry Suseno Hadisoebroto

c.    Public offering of securities of the Company

The Company's shares are listed and traded on the Indonesia Stock Exchange (IDX) and the New York Stock Exchange (NYSE) since November 14, 1995.

On June 16, 2015, the Company issued Continuous Bonds I Telkom Phase I 2015, with a nominal amount Rp2,200 billion for Series A, a seven-year period, Rp2,100 billion for Series B, with a ten-year period, Rp1,200 billion for Series C, with a fifteen-year period and Rp1,500 billion for Series D, with a thirty-year period, respectively which are listed on the IDX (Note 21b.(i)).

d.   Subsidiaries

As of December 31, 2020 and 2021, the Company has consolidated the following directly or indirectly owned subsidiaries (Notes 2b and 2d):

i.  Direct subsidiaries:

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2020	2021	2020	2021
PT Telekomunikasi Seluler ("Telkomsel"), Jakarta, Indonesia	Mobile telecommunication networks and service businesses, web portals, web hosting, mobile digital advertising, telecommunication consultant services, data processing activities, financial technology	1995	65	65	102,187	100,113
PT Dayamitra Telekomunikasi (“Mitratel”), Jakarta, Indonesia	Leasing of towers and other telecommunication services	1995	100	72	26,613	57,699
PT Multimedia Nusantara ("Metra"), Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	17,946	18,748
PT Telekomunikasi Indonesia International (“Telin”), Jakarta, Indonesia	Telecommunication	1995	100	100	12,182	10,139
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	6,148	5,881
PT Telkom Satelit Indonesia ("Telkomsat"), Jakarta, Indonesia	Telecommunication - provides satellite communication system, and the related services and infrastructures	1996	100	100	5,092	5,511
PT Telkom Akses ("Telkom Akses"), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2013	100	100	4,336	4,973
PT Metra-Net (“Metra-Net”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	1,320	1,640
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	1,864	1,589
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2014	100	100	1,074	1,259
PT Sigma Tata Sadaya (“STS”)** Jakarta, Indonesia	Computer software and hardware trading and services	1996	100	100	0	2,107
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD"), and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*   Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

**  Previously was indirect subsidiary.

ii.   Indirect subsidiaries:

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2020	2021	2020	2021
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	3,461	5,784
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	6,008	5,054
Telekomunikasi Indonesia International Pte. Ltd., ("Telin Singapore"), Singapore	Telecommunication	2008	100	100	3,320	3,272
Telekomunikasi Indonesia International Ltd., ("Telin Hong Kong"), Hong Kong	Telecommunication	2010	100	100	2,652	2,998
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service-provides telecommunication information services and other information services in the form of print and electronic media, and call center services	1984	100	100	2,387	2,350
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Property development and management services	2012	55	55	2,204	2,204
PT Finnet Indonesia (“Finnet”), Jakarta, Indonesia	Information technology services	2006	60	60	1,371	1,294
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	1,121	1,207
PT Melon Indonesia (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	848	1,187
PT Persada Sokka Tama ("PST"), Jakarta, Indonesia	Providing telecommunication network infrastucture	2008	95	100	830	1,097
Telekomunikasi Indonesia International S.A. (“Telkomcel”) S.A., Dili, Timor Leste	Telecommunication	2012	100	100	719	708
PT Telkomsel Mitra Inovasi ("TMI"), Jakarta, Indonesia	Business management consulting and capital venture services	2019	100	100	594	692
TS Global Network Sdn. Bhd. ("TSGN"), Petaling Jaya, Malaysia	Satellite service	1996	70	70	664	596
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	479	543
PT Swadharma Sarana Informatika ("SSI"), Jakarta, Indonesia	Cash replenishment services and ATM maintenance	2001	51	51	576	485
PT Digital Aplikasi Solusi (“Digiserve”), previously PT Teltranet Aplikasi Solusi Jakarta, Indonesia	Communication system services	2014	49	100	320	389
PT Nusantara Sukses Investasi ("NSI"), Jakarta, Indonesia	Service and trading	2014	100	100	316	309
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	289	288
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	60	60	136	198
PT Telkomsel Ekosistem Digital ("TED"), Jakarta, Indonesia	Providing service related to information and technology, multimedia, entertainment, and investment	2021	—	100	—	197
Telekomunikasi Indonesia International (USA) Inc. (“Telin USA”), Los Angeles, USA	Telecommunication	2014	100	100	115	191
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	260	61
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), Sydney, Australia	Telecommunication	2013	100	100	88	34
Telekomunikasi Indonesia Intl (Malaysia) Sdn. Bhd. (“Telin Malaysia”), Malaysia	Telecommunication	2013	70	70	39	27
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	100	100	16	10

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

e.   Initial public offering and acquisition transactions in subsidiaries

i.    Mitratel

Based on the Deed of Decision of the Shareholders Outside the General Meeting of Shareholders (Circular) No. 31 dated August 21, 2021 from Notary Ashoya Ratam, S.H., M.Kn. the shareholders of Mitratel decided and approved the change of Mitratel’s status from a private company to a public company under the name PT Dayamitra Telekomunikasi Tbk.

On November 12, 2021, Mitratel received an effective statement from the Financial Services Authority (“OJK”) with its letter No. S-201/D.04/2021 to conduct an initial public offering (“IPO”) of 23,493,524,800 ordinary shares with a par value of Rp228 per share and an offering price of Rp800 per share. On November 22, 2021, the Mitratel’s shares have been listed on the Indonesia Stock Exchange (“IDX”) based on Letter No. S-08617/BEI.PP3/11-2021 regarding Approval of Securities Listing dated November 15, 2021.

Mitratel obtained IPO funds amounting to Rp18,463 billion (after deducting share issuance costs), so that the Company’s share ownership in Mitratel diluted from 99.99% to 71.87%. Hence, the Company still controls Mitratel.

For this transaction the Company has been accounted the difference in non-controlling ownership transactions are as follows:

Proceeeds from IPO of 28.13% ownership interest	18,463
Net assets attributable to NCI	(9,375)
Increase in equity attributable to parent company	9,088

ii.    Metra

On 29 August 2014, Metra and Telstra Holding Singapore Pte. Ltd. established PT Teltranet Application Solutions (“Teltranet”). Metra's share ownership in Teltranet is 51%, Metra has no control in determining the financial and operating policies of Teltranet, recorded as ownership in associates.

Based on the Share Purchase Agreement dated August 31, 2021, Metra purchased Teltranet's shares owned by Telstra Holdings Singapore Pte. Ltd. as many as 13,115,477 shares or equivalent to 49% share ownership with an acquisition value of AU$1, thus becoming a subsidiary of Metra.

As of December 31, 2021, Metra has recorded the difference between the acquisition value and fair value, goodwill recognized amounted to Rp64 billion (Note 16).

iii.    STS

STS previously was Sigma’s subsidiary. Based on notarial deed No. 388 dated December 27, 2021 of Jimmy Tanal, S.H., M.Kn., the Company entered into a takeover of STS shares, so that the Company's ownership in STS became 99.89% and impacted Sigma’s ownership which diluted to 0.11%. The company purchased 2,106,465,158,910 series B shares of STS or equivalent to Rp2,106 billion. The company has made cash payments of Rp1,250 billion and paid-up capital in other forms (inbreng) of Rp856 billion for the takeover of the STS shares.

iv.   Telkomsel

Based on the Resolution of Shareholders on December 14, 2021, Telkomsel established a subsidiary, PT Telkomsel Ekosistem Digital (“TED”), which was formalized by Notarial deed No. 19 dated December 16, 2021 of Bonardo Nasution, S.H. The total paid-up capital of TED were 197,000 shares (Rp1,000,000 par value per share). Telkomsel own 196,989 shares and paid Rp197 billion on December 29, 2021.

f.   Completion and authorization for the issuance of the consolidated financial statements

The Company’s management is responsible for the preparation and fair presentation of these consolidated financial statements which have been completed and authorized for issuance by the Board of Directors of the Company on April 21, 2022.